CONCENTRATION OF CREDIT RISK	12 Months Ended
Dec. 31, 2013
CONCENTRATION OF CREDIT RISK
CONCENTRATION OF CREDIT RISK

NOTE J - CONCENTRATION OF CREDIT RISK

The Company sells its geophysical services primarily to large independent oil and gas companies operating in the U.S. and Canada.  The Company performs ongoing credit evaluations of its customers’ financial condition and, generally, requires no collateral from its customers.

During the years ended December 31, 2013, 2012, and 2011, our largest customers accounted for approximately 12%, 16%, and 17% of revenues, respectively. As of December 31, 2013, three customers accounted for 27%, 16% and 15% of outstanding accounts receivable.  As of December 31, 2012, and 2011, two customers accounted for 29% and 23%, and 13% and 12%, of outstanding accounts receivable, respectively.  During 2012, one vendor represented 12% of our purchases.  During 2013 and 2011, no vendor represented over 10% of our purchases.